Income tax credit - Components of income tax expense (benefit) (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023
Income tax credit
Enhanced R&D intensive support	£ 16,641
Small and medium-sized Enterprise scheme		£ 22,661
Adjustments for R&D tax relief of prior years	13,700
Total R&D tax credit	£ 30,341	£ 22,661